Income Taxes - Narrative (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended			6 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Cash paid for income taxes		$ 31.4	$ 75.3	$ 112.8	$ 96.5	$ 50.9
Unrecognized Tax Benefits	1.2	1.2		4.0	4.9	5.4		1.9
Operating Loss Carryforwards				47.2
Operating Loss Carryforwards, Not Subject to Expiration				22.0
Effective income tax rate, excluding noncash benefit from REIT conversion		39.30%	43.50%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0.8	0.8		3.4
Deferred Tax Benefit Due To REIT Conversion	232.3	232.3
Capital Distribution Per Share	$ 0.37
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%
Deferred Tax Assets, Valuation Allowance				10.1	8.0
CBS Corp.
Related Party Transaction [Line Items]
Unrecognized Tax Benefit Transferred to Parent		2.1
Subsequent Event
Operating Loss Carryforwards [Line Items]
Nondeductible Excise Tax Rate							4.00%
Minimum
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date				Jan. 01, 2014
Minimum | Subsequent Event
Operating Loss Carryforwards [Line Items]
Percent Of REIT Taxable Income To Be Distributed							90.00%
Maximum
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date				Dec. 31, 2027
Maximum | Subsequent Event
Operating Loss Carryforwards [Line Items]
Percent Of REIT Taxable Income To Be Distributed							100.00%
Other Assets
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Net, Noncurrent					$ 2.9